AQR Small Cap Momentum Style Fund Expense Example - AQR Small Cap Momentum Style Fund	Sep. 30, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	918
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,213
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	349
Expense Example, with Redemption, 10 Years	$ 798